Cover	Nov. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2023
Entity File Number	001-38326
Entity Registrant Name	COHBAR, INC.
Entity Central Index Key	0001522602
Entity Tax Identification Number	26-1299952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1455 Adams Drive
Entity Address, Address Line Two	Suite 1308
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	446-7888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CWBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false